Summary of Shares Held (Details) - Director [Member]	12 Months Ended
Jun. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Shares Held, Beginning Balance	5,546,193
Shares Held, Received on exercise of Performance Rights
Shares Held, Other changes	156,102 [1]
Shares Held, Ending Balance	5,702,295

[1]	Other changes represent shares that were purchased or sold during the year and the automatic conversion of notes upon the Company listing on the Nasdaq stock exchange